Taxation - Summary of Tax on Items Charged to Equity and Statement of Comprehensive Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current taxation
Share-based payments	£ (14)	£ 1
Defined benefit plans	(18)	16	£ (2)
Current Tax On Fair Value Movements On Cash Flow Hedges Charged Or Credited Directly To Comprehensive Income	12
Current Tax On Fair Value Movements On Equity Investments Charged Or Credited Directly To Comprehensive Income	89
Total equity and comprehensive income	69	17	(2)
Deferred taxation
Share-based payments	18	18	2
Defined benefit plans	(51)	173	(144)
Fair value movements on cash flow hedges	6	16	(2)
Fair value movements on equity investments	131	(95)	10
Total equity and comprehensive income	104	112	(134)
Total credit/(charge) to equity and statement of comprehensive income	£ 173	£ 129	£ (136)